Concentration of Risk	9 Months Ended
Sep. 23, 2012
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK
CONCENTRATION OF RISK
Credit Risk
The Company’s accounts receivable are comprised of large balances due from a small number of major customers, principally large department and specialty luggage stores dispersed throughout the United States. Failure of one of the major customers to pay its balance could have a significant impact on the financial position, results of operations and cash flows of the Company. Five of the Company’s largest customers in the aggregate accounted for 18.6% and 12.6% of consolidated trade accounts receivable at December 31, 2011 and 2010, respectively. These five customers accounted for 11.3%, 10.0% and 9.5% of consolidated sales for the years ended December 31, 2011, 2010 and 2009, respectively.
Supplier Risk
The Company’s product offerings are enhanced by custom raw materials that have specific technical requirements. The Company has selected a limited number of key suppliers with the capability to support these manufacturing requirements and manufactures all of its products in Asia. Although alternatives in the supply chain exist, a change in suppliers could cause a delay in manufacturing and have a short-term adverse effect on operating results. Additionally, purchases from these key suppliers are denominated in U.S. dollars. Foreign currency risk associated with these supply arrangements are shared with these suppliers. Five of the Company’s largest suppliers accounted for 50.1% and 46.2% of accounts payable at December 31, 2011 and 2010, respectively. These five suppliers accounted for 70.0%, 72.9% and 75.4% of total product purchases for the years ended December 31, 2011, 2010 and 2009, respectively.
CONCENTRATION OF RISK
Credit Risk
The Company’s accounts receivable are comprised primarily of large balances due from a small number of major customers, principally large department and specialty luggage stores dispersed throughout the United States. Failure of one of the major customers to pay its balance could have a significant impact on the financial position, results of operations and cash flows of the Company. Five of the Company’s largest customers in the aggregate accounted for 14.0% and 18.6% of consolidated trade accounts receivable at September 23, 2012 and December 31, 2011, respectively. These five customers accounted for 11.4% and 11.3% of consolidated net sales for the three and nine months ended September 23, 2012, respectively, and 12.1% and 10.9% for the three and nine months ended September 25, 2011, respectively.
Supplier Risk
The Company’s product offerings are enhanced by custom raw materials that have specific technical requirements. The Company has selected a limited number of key suppliers with the capability to support these manufacturing requirements and manufactures the majority of its products in Asia. Although alternatives in the supply chain exist, a change in suppliers could cause a delay in manufacturing and have a short-term adverse effect on operating results. Additionally, purchases from these key suppliers are denominated in U.S. dollars. Foreign currency risk associated with these supply arrangements is shared with these suppliers. Five of the Company’s largest suppliers accounted for 46.3% and 50.1% of accounts payable at September 23, 2012 and December 31, 2011, respectively. These five suppliers accounted for 70.7% and 70.8% of total product purchases for the three and nine months ended September 23, 2012, respectively, and 62.6% and 70.5% for the three and nine months ended September 25, 2011, respectively.